Schedule of maturity profile of the group’s financial assets and liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Cash and cash equivalents	$ 2,507,268
Other receivables	3,436,956	$ 3,871,729
Trade receivables	1,394,063	5,689,538
Financial assets	7,338,287
Trade and other payables	8,274,219	10,118,046
Taxes payables	23,291	$ 22,929
Financial liabilities	(8,297,510)
Net undiscounted financial assets as of As of March 31, 2026	(959,223)
Less than 1 year [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Cash and cash equivalents	2,507,268
Other receivables	2,313,996
Trade receivables	1,394,063
Financial assets	6,215,327
Trade and other payables	6,944,854
Taxes payables	23,291
Financial liabilities	(6,968,145)
Net undiscounted financial assets as of As of March 31, 2026	(752,818)
More than 1 years but less than 5 years [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Cash and cash equivalents
Other receivables	1,122,960
Trade receivables
Financial assets	1,122,960
Trade and other payables	1,329,365
Taxes payables
Financial liabilities	(1,329,365)
Net undiscounted financial assets as of As of March 31, 2026	(206,405)
More than 5 years [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Cash and cash equivalents
Other receivables
Trade receivables
Financial assets
Trade and other payables
Taxes payables
Financial liabilities
Net undiscounted financial assets as of As of March 31, 2026